Note 8 - Discontinued Operations	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
8.	Discontinued Operations

Following the close of trading on the Nasdaq Capital Market on
May 30, 2018,
the Company completed the spin-off of its drybulk fleet (excluding M/V Monica P, a handymax drybulk carrier, which was agreed to be sold) to EuroDry. Accordingly, the results of operations and financial condition of EuroDry have been presented in discontinued operations for all historical comparative periods presented
. The revenue and loss for the discontinued operations for the periods ended
June
30,
2018
and
2019
are analyzed as follows:

	Six Months Ended June 30 (discontinued operations)
	2018	2019
Statement of Operations Data
Time charter revenue	11,379,371	-
Commissions	(642,898)	-
Voyage expenses	(747,653)	-
Vessel operating expenses	(4,443,003)	-
Drydocking expenses	(1,442,657)	-
Related party management fees	(800,621)	-
Vessel depreciation	(2,531,778)	-
Other general and administrative expenses	(1,189,720)	-
Operating (loss) / income	(418,959)	-
Total other expenses, net	(921,838)	-
Net loss	(1,340,797)	-
Dividend Series B Preferred Shares	(80,204)	-
Net loss attributable to common shareholders	(1,421,001)	-